Derivatives - Outstanding Interest Rate Caps (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Derivative [Line Items]
Amortization Period of Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	3 months
Derivative, Variable Interest Rate	3.50%
Derivative Asset, Notional Amount		$ 100,000,000
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	0.00%